UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2025

Curasset Capital Management Core Bond Fund and Curasset Capital Management Limited Term Income Fund (“Curasset Capital Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Curasset Capital Management Core Bond Fund Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2025 Curasset Capital Management Core Bond Fund Founders Class Shares ticker: CMBEX

This semi-annual shareholder report contains important information about the Curasset Capital Management Core Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.curassetfunds.com/core-bond-fund. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Core Bond Fund	$18	0.36%¹

¹	Annualized.

Sector Breakdown

Asset Backed Bonds

Corporate Bonds

Financials
4.44%
Industrials
3.96%
Consumer Discretionary
3.20%
Energy
3.17%
Utilities
1.62%
Consumer Staples
1.10%
Communication Services
0.99%
Materials
0.40%
Information Technology
0.25%

Portfolio Composition
Treasury Notes	42.38%
Asset Backed Bonds	32.26%
Corprorate Bonds	19.13%
Money Market Fund	5.56%
Futures Contracts	0.06%
Exchange Traded Funds	0%²

²	Less than 0.005%.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.curassetfunds.com/core-bond-fund.

Key Fund Statistics

(as of March 31, 2025)

Fund Net Assets	$270,917,893
Number of Holdings	266
Total Advisory Fee Paid	$299,122
Portfolio Turnover Rate	8.89%

What did the Fund invest in?

(% of Net Assets as of March 31, 2025)

Curasset Capital Management Limited Term Income Fund Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2025 Curasset Capital Management Limited Term Income Fund Founders Class Shares ticker: CMIFX

This semi-annual shareholder report contains important information about the Curasset Capital Management Limited Term Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.curassetfunds.com/limited-term-income. You can also contact us at (800) 673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Limited Term Income Fund	$22	0.44%¹

¹	Annualized.

Sector Breakdown

Asset Backed Bonds

Corporate Bonds

Financials
3.15%
Energy
1.71%
Consumer Discretionary
0.87%
Industrials
0.75%
Materials
0.55%
Consumer Staples
0.48%
Utilities
0.30%

Portfolio Composition
Treasury Notes	52.18%
Asset Backed Bonds	38.08%
Corprorate Bonds	7.81%
Money Market Fund	1.42%
Futures Contracts	0.10%
Exchange Traded Funds	0%²

²	Less than 0.005%.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.curassetfunds.com/limited-term-income.

Key Fund Statistics

(as of March 31, 2025)

Fund Net Assets	$340,516,911
Number of Holdings	260
Total Advisory Fee Paid	$522,062
Portfolio Turnover Rate	18.35%

What did the Fund invest in?

(% of Net Assets as of March 31, 2025)

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Curasset Capital Management, LLC

Curasset Capital Management
Core Bond Fund

Curasset Capital Management
Limited Term Income Fund

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the Six Months Ended March 31, 2025 (unaudited)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of InvestmentsMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
0.00%(A)	EXCHANGE TRADED FUNDS
	iShares Fallen Angels USD Bond ETF	1	$27

0.00%(A)	TOTAL EXCHANGE TRADED FUNDS		27
	(Cost: $27)
		Principal	Value
93.77%	DEBT SECURITIES
32.26%	ASSET BACKED BONDS

9.21%	AUTOMOTIVE
	Amer. Credit Accept. Receivables Trust 11/15/2027 1.340% 144A	$196,201	$195,594
	Amer. Credit Accept. Receivables Trust 02/14/2028 1.820% 144A	80,836	80,646
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850% 144A	573,808	573,531
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2027 3.770% 144A	450,000	449,624
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2029 9.840% 144A	500,000	507,511
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930% 144A	95,292	94,980
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	600,000	603,189
	Carmax Auto Owner Trust 10/15/2027 1.550%	250,000	248,319
	Carmax Auto Owner Trust 04/16/2029 8.080%	1,000,000	1,053,047
	CarNow Auto Receivables Trust 03/15/2027 2.250%^ 144A	121,396	121,212
	((CME Term SOFR 3 Month + 0.262%) + 1.870%)
	Carvana Auto Receivables Trust 01/10/2031 4.740%	450,000	441,807
	Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	482,430	476,853
	Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	53,736	51,667
	Carvana Auto Receivables Trust 03/10/2028 1.070%	97,982	94,737

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Carvana Auto Receivables Trust 03/10/2028 0.970%	$119,760	$116,984
Carvana Auto Receivables Trust 04/10/2028 5.080%	2,000,000	2,015,768
Carvana Auto Receivables Trust 04/12/2027 6.360% 144A	48,966	48,986
CPS Auto Trust 10/15/2029 7.140% 144A	900,000	916,314
CPS Auto Trust 11/15/2030 10.720% 144A	300,000	334,163
CPS Auto Trust 08/15/2028 5.190% 144A	1,800,000	1,802,488
DT Auto Owner Trust 12/15/2027 3.400%^ 144A	531,373	527,159
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
DT Auto Owner Trust 02/16/2027 1.500% 144A	372,399	369,407
DT Auto Owner Trust 05/17/2027 1.310% 144A	605,166	592,381
DT Auto Owner Trust 09/15/2028 2.650%^ 144A	450,000	439,815
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	787,500	723,087
Exeter Automobile Receivables Trust 04/15/2027 1.400%	924,826	905,623
Exeter Automobile Receivables Trust 06/15/2027 1.550%	841,578	823,060
Exeter Automobile Receivables Trust 06/15/2028 3.020%	1,122,732	1,109,316
Exeter Automobile Receivables Trust 07/17/2028 4.560%	483,750	480,316
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	486,815
Flagship Credit Auto Trust 09/15/2027 1.460% 144A	347,287	343,464
Foursight Cap. Automobile Rec’ls Trust 05/15/2028 3.070% 144A	400,000	394,456
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	271,081	269,870

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
GLS Auto Receivables Trust 07/15/2027 4.310% 144A	$439,000	$438,845
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	484,000	493,200
Lad Auto Receivables Trust 06/15/2027 5.930% 144A	48,717	48,779
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	250,294	256,607
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	361,572	365,024
Lobel Automobile Receivables Trust 04/16/2029 7.590% 144A	63,214	63,463
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	251,926	249,670
Research-Driven Pagaya 03/25/2032 7.540% 144A	141,241	142,789
Santander Drive Auto Receivables Trust 09/15/2027 1.330%	493,160	488,352
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	360,000	366,030
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	400,000	425,620
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	628,929	614,424
United Auto Credit Securitization Trust 04/10/2029 10.000%^ 144A	400,000	194,211
((United States 30 Day Average SOFR + 0.114%) + 4.250%)
Veros Auto Receivables Trust 11/15/2028 7.120% 144A	327,051	328,075
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	819,000	844,783
Veros Auto Receivables Trust 07/16/2029 7.230%^ 144A	1,350,000	1,359,410
(CME Term SOFR 3 Month +4.234%)
Westlake Automobile Receivable 01/15/2027 6.230% 144A	259,018	259,896
Westlake Automobile Receivable 03/15/2027 3.490% 144A	324,800	322,853
		24,954,220

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
17.10%	MORTGAGE
	COMM Mortgage Trust 09/15/2033 6.792%^ 144A	$55,000	$11,019
	(ICE LIBOR USD 1 Month + 2.177%)
	Connecticut Avenue Securities Trust 02/25/2044 6.140%^ 144A	900,000	901,301
	(United States 30 Day Average SOFR + 1.800%)
	Connecticut Avenue Securities Trust 05/25/2044 5.990%^ 144A	900,000	900,563
	(United States 30 Day Average SOFR + 1.650%)
	Connecticut Avenue Securities Trust 07/25/2044 6.040%^ 144A	900,000	900,000
	(United States 30 Day Average SOFR + 1.700%)
	Federal Home Loan Bank 04/20/2029 4.000%^	5,000,000	4,934,690
	(Prime - 0.700%)
	Federal Home Loan Mortgage Corp. 01/25/2034 5.990%^ 144A	33,993	34,057
	(United States 30 Day Average SOFR + 1.650%)
	Federal Home Loan Mortgage Corp. 01/25/2042 7.740%^ 144A	100,000	102,461
	(United States 30 Day Average SOFR + 3.400%)
	Federal Home Loan Mortgage Corp. 01/25/2042 6.840%^ 144A	1,250,000	1,263,210
	(United States 30 Day Average SOFR + 2.500%)
	Federal Home Loan Mortgage Corp. 01/25/2051 6.140%^ 144A	473,019	478,440
	(United States 30 Day Average SOFR + 1.800%)
	Federal Home Loan Mortgage Corp. 10/25/2041 5.840%^ 144A	978,716	979,019
	(United States 30 Day Average SOFR + 1.500%)
	Federal Home Loan Mortgage Corp. 11/25/2041 6.140%^ 144A	477,000	479,073
	(United States 30 Day Average SOFR + 1.800%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 11/25/2043 7.690%^ 144A	$900,000	$944,374
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 12/25/2041 11.340%^ 144A	500,000	531,373
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.740%^ 144A	1,400,000	1,424,091
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 03/25/2042 7.840%^ 144A	500,000	519,872
(United States 30 Day Average SOFR + 3.500%)
Federal Home Loan Mortgage Corp. 03/25/2042 9.590%^ 144A	250,000	265,157
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 03/25/2043 6.436%^ 144A	718,519	727,877
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2042 7.240%^ 144A	586,000	602,417
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Federal Home Loan Mortgage Corp. 04/25/2043 6.436%^ 144A	994,634	1,008,130
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	586,823	12,139
Federal Home Loan Mortgage Corp. 05/25/2042 6.540%^ 144A	1,159,786	1,175,028
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2042 7.690%^ 144A	900,000	934,573
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 05/25/2043 6.340%^ 144A	470,343	474,044
(United States 30 Day Average SOFR + 2.000%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 05/25/2044 6.040%^ 144A	$900,000	$898,157
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Mortgage Corp. 06/25/2042 11.090%^ 144A	1,000,000	1,105,502
(United States 30 Day Average SOFR + 6.750%)
Federal Home Loan Mortgage Corp. 06/25/2043 6.340%^ 144A	1,016,274	1,020,726
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.690%^ 144A	2,250,000	2,351,077
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 08/25/2044 6.140%^ 144A	1,280,000	1,279,566
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 09/25/2042 6.490% 144A	383,111	386,415
Federal Home Loan Mortgage Corporation 01/25/2042 6.190%^ 144A	650,000	651,625
(United States 30 Day Average SOFR + 1.850%)
Federal National Mortgage Assoc. 01/25/2031 8.704%^	534,000	581,115
(ICE LIBOR USD 1 Month + 4.250%)
Federal National Mortgage Assoc. 01/25/2043 6.640%^ 144A	313,678	320,145
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 10/25/2041 5.890%^ 144A	252,433	252,670
(United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 10/25/2043 5.840%^ 144A	799,725	800,356
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	21,225,648	39,628

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 12/25/2032 2.000%	$63,995	$59,888
Federal National Mortgage Assoc. 12/25/2041 6.240%^ 144A	250,000	252,147
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 5.990%^ 144A	1,000,000	1,002,471
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 12/25/2042 6.736%^ 144A	684,611	698,868
(United States 30 Day Average SOFR + 2.400%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	14,794,856	47,802
Federal National Mortgage Assoc. 02/25/2047 0.114%	14,692,427	35,644
Federal National Mortgage Assoc. 04/25/2042 7.340%^ 144A	1,000,000	1,025,463
(United States 30 Day Average SOFR + 3.000%)
Federal National Mortgage Assoc. 04/25/2042 6.240%^ 144A	579,859	582,162
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 04/25/2043 6.840%^ 144A	451,562	457,492
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 05/25/2042 7.090%^ 144A	514,692	525,538
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 7.286%^ 144A	525,454	542,003
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 06/25/2043 6.236%^ 144A	280,880	282,962
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	326,664	47,509

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 07/25/2042 7.940%^ 144A	$2,110,000	$2,199,166
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 6.890%^ 144A	1,087,131	1,113,708
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 07/25/2043 6.040%^ 144A	228,498	229,159
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 09/25/2042 6.836%^ 144A	280,865	284,991
(United States 30 Day Average SOFR + 2.500%)
Government National Mortgage Assoc. 10/20/2052 5.000%	825,092	826,489
Government National Mortgage Assoc. 11/20/2051 3.000%	7,875,065	1,375,356
ICG US CLO Ltd. 01/15/2031 6.364%^	470,000	471,786
(ICE LIBOR USD 3 Month + 1.800%)
NGC Ltd. 04/20/2038 1.000%^ 144A	880,000	877,448
(CME Term SOFR 3 Month + 1.200%)
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	211,505	205,387
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	766,797	626,478
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	450,000	451,712
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	240,000	241,825
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	103,594	101,456
Velocity Commercial Capital 11/25/2053 7.670% 144A	132,058	136,563
Venture CDO Ltd. 10/20/2034 5.745%^ 144A	440,000	436,172
(CME Term SOFR 3 Month + 1.450%)
Verus Securitization Trust 11/25/2059 3.192%^ 144A	146,440	145,114
(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.256%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
	Washington Mutual Mortgage Pass-Through Certificate 10/25/2045 5.155%^	$378,659	$373,076
	(ICE LIBOR USD 1 Month + 0.360%)
	Winston Salem, NC Limited Obligation 01/20/2046 3.780% 144A	124,006	118,117
	X-Caliber Funding LLC 11/01/2024 7.580%^ 144A	800,000	799,980
	(CME Term SOFR 1 Month + 3.250%)
	X-Caliber Funding LLC 09/15/2028 12.000% 144A	450,000	456,743
			46,320,565

5.95%	OTHER
	Affirm Asset Securitization Trust 11/16/2026 1.170% 144A	2,400	2,386
	Allegro CLO Ltd. 01/19/2033 6.193%^ 144A	470,000	467,932
	(CME Term SOFR 3 Month + 1.900%)
	Aqua Finance Trust 07/17/2046 1.900% 144A	172,001	159,021
	Atlas Senior Loan Fund 04/22/2031 6.152%^ 144A	516,000	517,084
	(ICE LIBOR USD 3 Month + 1.600%)
	Benefit Street Partners CLO Ltd. 07/15/2037 5.482%^ 144A	846,000	842,955
	(CME Term SOFR 3 Month + 1.180%)
	Bluemountain CLO 10/20/2030 6.155%^ 144A	480,000	481,536
	(ICE LIBOR USD 3 Month + 1.600%)
	CoreVest American Finance Trust 10/15/2054 2.911% 144A	960,000	891,430
	Crossroads Asset Trusts 08/20/2030 5.900% 144A	210,761	213,508
	Halcyon Loan Advisors Funding 07/21/2031 6.355%^ 144A	467,000	470,036
	(ICE LIBOR USD 3 Month + 1.800%)
	Harvest SBA Loan Trust 06/25/2047 6.800%^ 144A	329,031	327,386
	(ICE LIBOR USD 1 Month + 2.150%)
	Jamestown CLO 04/20/2032 6.143%^ 144A	480,000	482,880
	((CME Term SOFR 3 Month + 0.262%) + 1.600%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Libra Solutions LLC 02/15/2035 7.000% 144A	$39,765	$39,773
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	449,832	457,440
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	450,000	449,828
Polus Capital Management 10/20/2037 5.711%^ 144A	900,000	898,290
(CME Term SOFR 3 Month + 1.250%)
Saratoga Investment Corp. 04/20/2033 6.355%^ 144A	450,000	449,190
((CME Term SOFR 3 Month + 0.261%) + 1.700%)
SCF Equipment Trust LLC 11/20/2031 3.790% 144A	500,000	483,006
Seashine Holding, LLC 05/20/2025 6.000% 144A	449,832	447,844
Shackleton 2017-XI CLO Ltd. 08/15/2030 6.735%^ 144A	888,000	896,880
(ICE LIBOR USD 3 Month + 2.150%)
Sotheby’s Artfi Master Trust 12/22/2031 5.805%^ 144A	480,000	481,296
(CME Term SOFR 3 Month + 1.500%)
Sound Point CLO V-R Ltd. 07/18/2031 6.305%^ 144A	470,000	472,209
(ICE LIBOR USD 3 Month + 1.750%)
TCW CLO 2019-1 AMR Ltd. 08/16/2034 5.463%^ 144A	120,000	119,880
(ICE LIBOR USD 3 Month + 1.000%)
Trinity Rail Leasing LP 10/18/2049 2.390% 144A	91,475	89,772
Upstart Securitization Trust 06/20/2033 7.920% 144A	450,000	457,427
Venture CDO Ltd. 07/15/2032 6.434%^ 144A	900,000	898,200
(ICE LIBOR USD 3 Month + 1.870%)
Voya CLO Ltd. 10/15/2037 5.502%^ 144A	1,125,000	1,121,625
(CME Term SOFR 3 Month + 1.140%)
Voya CLO Ltd. 10/18/2031 6.251%^ 144A	737,436	740,607
(ICE LIBOR USD 3 Month + 1.700%)
Zais CLO 11 Ltd. 01/20/2032 6.083%^ 144A	470,000	471,598
(CME Term SOFR 3 Month + 1.790%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
	Zais CLO 15 Ltd. 07/28/2037 5.550%^ 144A	$1,800,000	$1,796,040
	(CME Term SOFR 3 Month + 1.250%)
	Zais Matrix CDO I 04/15/2032 6.302%^ 144A	480,000	484,176
	((CME Term SOFR 3 Month + 0.262%) + 2.150%)
			16,111,235

32.26%	TOTAL ASSET BACKED BONDS		87,386,020
	(Cost: $87,706,150)

19.13%	CORPORATE BONDS
0.99%	Communication Services:
	AT&T Mobility II LLC 03/01/2031 8.750%	500,000	587,743
	Bellsouth Telecommunications 06/01/2028 6.375%	500,000	522,793
	Charter Communications Operating LLC 02/01/2034 6.650%	1,000,000	1,036,524
	Ciena Corp. 01/31/2030 4.000% 144A	100,000	91,323
	Corning, Inc. 03/15/2037 4.700%	200,000	189,078
	Factset Research Systems 03/01/2027 2.900%	250,000	242,133
			2,669,594

3.20%	Consumer Discretionary:
	AutoNation, Inc. 03/01/2032 3.850%	1,000,000	902,274
	AutoNation, Inc. 08/01/2031 2.400%	1,000,000	837,103
	BorgWarner, Inc. 02/15/2029 7.125%	400,000	433,350
	General Motors Financial Co. 01/12/2032 3.100%	1,000,000	854,481
	General Motors Financial Co. 01/08/2031 2.350%	250,000	211,586
	Hasbro, Inc. 07/15/2028 6.600%	700,000	738,189
	Las Vegas Sands Corp. 08/08/2029 3.900%	500,000	470,382
	Lear Corp. 05/30/2030 3.500%	1,000,000	924,618
	Lowe’s Companies, Inc. 04/01/2052 4.250%	500,000	391,099
	MDC Holdings, Inc. 01/15/2030 3.850%	1,000,000	952,716
	Nissan Motor Co. 09/17/2030 4.810% 144A	1,000,000	949,838
	Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	1,000,202
			8,665,838

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
1.10%	Consumer Staples:
	AMN Healthcare, Inc. 10/01/2027 4.625%^ 144A	$90,000	$86,511
	((CME Term SOFR 1 Month + 0.046%) + 2.277%)
	Constellation Brands, Inc. 05/01/2030 2.875%	1,000,000	907,152
	PRA Health Sciences, Inc. 07/15/2026 2.875%^ 144A	90,000	87,215
	((CME Term SOFR 1 Month + 0.046%) + 2.427%)
	Quanta Services, Inc. 10/01/2030 2.900%	1,000,000	900,163
	Smithfield Foods, Inc. 10/15/2030 3.000% 144A	1,000,000	891,185
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%^	100,000	98,443
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.760%)
			2,970,669

3.17%	Energy:
	Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	450,000	471,548
	APA Corp. 12/15/2029 7.750% 144A	133,000	143,971
	Enbridge Energy LP 10/01/2028 7.125%	500,000	533,234
	Energen Corp. 02/15/2028 7.125%^	475,000	499,218
	((CME Term SOFR 3 Month + 0.262%) + 1.750%)
	Energy Transfer LP Perpetual 6.625%	400,000	394,608
	HF Sinclair Corp. 02/01/2028 5.000%	400,000	398,487
	Occidental Petroleum Corp. 03/15/2029 7.200%	1,000,000	1,064,507
	ONEOK, Inc. 09/01/2029 3.400%	1,000,000	943,598
	Phillips 66 Partners LP 03/01/2028 3.750%	549,000	519,827
	Pioneer Natural Resource 01/15/2028 7.200%	1,000,000	1,074,980
	Plains All American Pipeline LP 09/15/2030 3.800%	250,000	235,606
	Targa Resources Partners LP 03/01/2030 5.500%	500,000	504,660
	TransCanada Pipelines Ltd. 06/15/2029 7.700%	850,000	939,356

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
	Valero Energy Corp. 12/01/2031 2.800%^	$1,000,000	$875,049
	(US Treasury Yield Curve Rate Constant Maturity 10 Year +4.349%)
			8,598,649

4.44%	Financials:
	Ally Financial, Inc. 11/01/2031 8.000%	1,000,000	1,114,301
	American Express Co. Perpetual 3.550%	500,000	482,866
	ASB Bank Ltd. 10/22/2031 2.375% 144A	2,000,000	1,731,616
	Avolon Holdings Funding Ltd. 11/18/2027 2.528% 144A	1,000,000	936,125
	Banco Santander SA 12/03/2030 2.749%	250,000	217,247
	Banco Santander SA 03/24/2028 4.175%^	200,000	197,984
	(ICE LIBOR USD 3 Month +1.754%)
	Bank of America Corp. Perpetual 4.375%	625,000	609,138
	Barclays plc 05/16/2029 4.972%	250,000	250,797
	Charles Schwab Corp. Perpetual 5.000%	500,000	494,394
	Citigroup, Inc. 03/31/2031 4.412%^	250,000	243,608
	(ICE LIBOR USD 3 Month +1.902%)
	Crown Castle, Inc. 03/15/2027 2.900%	250,000	241,463
	EPR Properties 04/15/2028 4.950%	360,000	356,507
	Fidelity National Financial, Inc. 06/15/2030 3.400%	1,080,000	995,296
	First Citizens Bancshare Perpetual 8.533%	500,000	514,170
	The Goldman Sachs Group, Inc Perpetual 4.125%	500,000	484,360
	NatWest Group plc 05/18/2029 4.892%	500,000	500,934
	SBL Holdings, Inc. 11/13/2026 5.125% 144A	400,000	395,612
	Societe Generale SA 11/24/2025 4.750% 144A	250,000	249,062
	Synchrony Bank 08/22/2025 5.400%	400,000	400,541
	Transamerica Capital II 12/01/2026 7.650%^ 144A	675,000	693,116
	(ICE LIBOR USD 1 Month + 0.720%)
	Truist Financial Corp. Perpetual 5.100%	500,000	484,898
	Weyerhaeuser Co. 03/09/2033 3.375%	500,000	441,772
			12,035,807

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
3.96%	Industrials:
	Avnet, Inc. 06/01/2032 5.500%	$1,000,000	$993,167
	Berry Global, Inc. 07/15/2027 5.625% 144A	500,000	499,392
	Can-Pack SA/Canpack US LLC 11/15/2029 3.875% 144A	500,000	453,099
	CH Robinson Worldwide, Inc. 04/15/2028 4.200%	1,000,000	983,584
	FedEx Corp. 10/17/2048 4.950%^	1,000,000	854,582
	(US Treasury Yield Curve Rate Constant Maturity 1 Year +2.000%)
	Flowserve Corp. 01/15/2032 2.800%	1,000,000	855,337
	Fortune Brands Innovation 03/25/2032 4.000%	500,000	464,772
	Fortune Brands Innovation 03/25/2052 4.500%^	500,000	400,675
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.949%)
	Hubbell, Inc. 08/15/2027 3.150%^	600,000	581,107
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.854%)
	Masco Corp. 08/15/2032 6.500%	1,000,000	1,071,654
	Oshkosh Corp. 03/01/2030 3.100%^	1,000,000	921,079
	(ICE LIBOR USD 3 Month +4.155%)
	Owens Corning 06/01/2030 3.875%	1,000,000	954,317
	Timken Co. 12/15/2028 4.500%	500,000	495,703
	Timken Co. 05/08/2028 6.875%	320,000	337,574
	Westrock MWV LLC 02/15/2031 7.950%	750,000	862,525
			10,728,567

0.25%	Information Technology:
	CA, Inc. 03/15/2027 4.700%	600,000	595,420
	MSCI, Inc. 09/01/2030 3.625% 144A	100,000	92,503
			687,923

0.40%	Materials:
	Albemarle Corp. 06/01/2032 5.050%	500,000	478,217
	Domtar Corp. 10/01/2028 6.750%^ 144A	100,000	90,680
	(ICE LIBOR USD 1 Month + 2.277%)
	Steel Dynamics, Inc. 12/15/2026 5.000%^	500,000	499,282
	(ICE LIBOR USD 3 Month +3.972%)
			1,068,179

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
1.62%	Utilities:
	Alliant Energy Finance LLC 03/01/2032 3.600% 144A	$1,000,000	$901,664
	Eversource Energy 03/01/2032 3.375%	1,000,000	896,112
	Exelon Corp. 04/01/2032 7.600%	1,000,000	1,134,315
	Sempra Perpetual 4.875%	500,000	495,217
	Southern California Gas Co. 04/01/2054 5.600%	1,000,000	970,091
			4,397,399

19.13%	TOTAL CORPORATE BONDS		51,822,625
	(Cost: $53,719,966)

42.38%	TREASURY NOTES
	US Treasury 08/31/2026 0.000%	5,047,500	5,032,120
	US Treasury 06/12/2025 0.042%(B)	7,615,000	7,551,186
	US Treasury 09/30/2026 3.500%^	260,000	258,273
	((CME Term SOFR 3 Month + 0.262%) + 1.800%)
	US Treasury 11/30/2026 4.250%	536,100	538,676
	US Treasury 11/15/2027 4.125%	2,700,400	2,715,906
	US Treasury 12/15/2027 4.000%	1,655,600	1,660,451
	US Treasury 01/15/2028 4.250%	409,800	413,642
	US Treasury 01/31/2029 4.000%	4,750,000	4,762,986
	US Treasury 08/31/2029 3.625%	3,550,000	3,505,487
	US Treasury 11/15/2031 1.375%	3,720,000	3,141,655
	US Treasury 02/15/2032 1.875%	4,500,000	3,907,616
	US Treasury 11/15/2032 4.125%	4,000,000	4,005,936
	US Treasury 05/15/2033 3.375%	3,000,000	2,841,681
	US Treasury 08/15/2033 3.875%	3,000,000	2,940,234
	US Treasury 11/15/2033 4.500%	2,000,000	2,047,812
	US Treasury 02/15/2034 4.000%	14,230,000	14,036,557
	US Treasury 08/15/2034 3.875%	9,830,000	9,581,183
	US Treasury 02/15/2042 2.375%	15,000,000	11,132,820
	US Treasury 05/15/2042 3.250%	4,000,000	3,379,844
	US Treasury 02/15/2043 3.875%	5,000,000	4,576,170
	US Treasury 05/15/2043 3.875%	5,000,000	4,564,065
	US Treasury 02/15/2044 4.500%	3,800,000	3,754,727
	US Treasury 08/15/2044 4.125%	745,000	697,972
	US Treasury 02/15/2053 3.625%	5,000,000	4,211,135
	US Treasury 05/15/2053 3.625%	2,500,000	2,105,860
	US Treasury 08/15/2053 4.125%	5,000,000	4,607,420

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
	US Treasury 11/15/2053 4.750%	$4,000,000	$4,088,592
	US Treasury 05/15/2054 4.625%	2,750,000	2,758,916

42.38%	TOTAL TREASURY NOTES		114,818,922
	(Cost: $122,212,853)

93.77%	TOTAL DEBT SECURITIES		254,027,567
	(Cost: $263,638,969)

		Shares	Value
5.56%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 4.21%(C)	15,055,947	$15,055,947
	(Cost: $15,055,947)

99.33%	TOTAL INVESTMENTS
	(Cost: $278,694,943)		269,083,541
0.67%	Other assets, net of liabilities		1,834,352
100.00%	NET ASSETS		$270,917,893

^Rate is determined periodically. Rate shown is the rate as of March 31, 2025.

(A)Less than 0.005%.

(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of March 31, 2025.

(C)Effective 7 day yield as of March 31, 2025.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $79,582,263 and is 31.03% of the Fund’s net assets.

ICE LIBOR - Interncontinental Exchange London Interbank Offered Rate.

SOFR - Secured Overnight Financing Rate.

SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Description	Expiration Date	Notional Value	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
	59	2YR US NOTE	6/30/25	$12,147,629	$12,223,140	$75,511
	518	5YR US NOTE	6/30/25	55,936,655	56,024,938	88,283

0.06%	TOTAL FUTURES CONTRACTS			$68,084,284	$68,248,078	$163,794

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of InvestmentsMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
0.00%(A)	EXCHANGE TRADED FUNDS
	iShares Fallen Angels USD Bond ETF	1	$27

0.00%(A)	TOTAL EXCHANGE TRADED FUNDS		27
	(Cost: $27)
		Principal	Value
98.07%	DEBT SECURITIES
38.08%	ASSET BACKED BONDS

11.33%	AUTOMOTIVE
	ACM Auto Trust 06/20/2030 7.970% 144A	$22,603	$22,653
	Amer. Credit Accept. Receivables Trust 11/15/2027 1.340% 144A	196,201	195,594
	Amer. Credit Accept. Receivables Trust 02/14/2028 1.820% 144A	121,255	120,969
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850% 144A	701,321	700,982
	Arivo Acceptance Auto Loan Receivables Trust 01/16/2029 6.900% 144A	340,530	343,447
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2027 3.770% 144A	550,000	549,541
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930% 144A	142,938	142,470
	Avid Automobile Receivables Trust 12/15/2027 7.350%^ 144A	900,000	904,783
	((CME Term SOFR 3 Month + 0.262%) + 1.600%)
	Carmax Auto Owner Trust 10/15/2027 1.550%	250,000	248,319
	Carmax Select Receivables Trust 04/15/2026 4.561%	1,000,000	1,000,059
	CarNow Auto Receivables Trust 03/15/2027 2.250% 144A	131,512	131,313
	Carvana Auto Receivables Trust 01/10/2031 4.740%	550,000	539,986
	Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	177,217
	Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	589,637	582,820

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	$53,736	$51,667
Carvana Auto Receivables Trust 03/10/2028 1.070%	146,972	142,106
Carvana Auto Receivables Trust 03/10/2028 0.970%	179,641	175,476
Carvana Auto Receivables Trust 04/12/2027 6.360% 144A	73,449	73,479
Carvana Auto Receivables Trust 09/11/2028 1.240%	166,580	160,460
Chesapeake Funding II LLC 10/15/2035 6.160%	95,521	96,864
CPS Auto Trust 10/15/2029 7.140% 144A	1,100,000	1,119,939
CPS Auto Trust 11/15/2030 10.720% 144A	450,000	501,245
CPS Auto Trust 08/15/2028 5.190% 144A	2,200,000	2,203,040
Drive Auto Receivables Trust 01/16/2029 1.450%	509,785	507,836
DT Auto Owner Trust 01/18/2028 2.380% 144A	250,000	248,318
DT Auto Owner Trust 12/15/2027 3.400% 144A	575,655	571,088
DT Auto Owner Trust 02/16/2027 1.500% 144A	558,599	554,111
DT Auto Owner Trust 03/15/2028 4.720% 144A	878,795	$878,937
DT Auto Owner Trust 05/17/2027 1.310% 144A	907,749	888,572
DT Auto Owner Trust 09/15/2028 2.650% 144A	550,000	537,552
Exeter Automobile Receivables Trust 10/15/2029 6.340% 144A	962,500	883,773
Exeter Automobile Receivables Trust 04/15/2026 4.536%	2,000,000	1,999,992
Exeter Automobile Receivables Trust 04/15/2027 1.400%	1,042,888	1,021,235
Exeter Automobile Receivables Trust 06/15/2027 1.550%	1,028,595	1,005,962
Exeter Automobile Receivables Trust 06/15/2028 3.020%	1,684,098	1,663,974
Exeter Automobile Receivables Trust 07/17/2028 4.560%	1,941,250	1,927,469
First Investors Auto Owner Trust 06/15/2029 5.410%^ 144A	500,000	486,815
(ICE LIBOR USD 3 Month +3.972%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Flagship Credit Auto Trust 09/15/2027 1.460%^ 144A	$424,462	$419,790
(CME Term SOFR 3 Month +4.234%)
Foursight Cap. Automobile Rec’ls Trust 05/15/2028 3.070% 144A	600,000	591,683
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	331,322	329,841
GLS Auto Receivables Issuer Trust 10/15/2027 2.480% 144A	675,000	662,411
GLS Auto Receivables Issuer Trust 07/15/2027 1.480% 144A	815,568	801,812
GLS Auto Receivables Trust 07/15/2027 4.310% 144A	439,000	438,845
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	726,000	739,800
Lad Auto Receivables Trust 06/15/2027 5.930% 144A	73,076	73,168
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	375,441	384,911
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	441,921	446,140
Lobel Automobile Receivables Trust 04/16/2029 7.590% 144A	94,821	95,194
Oscar US Funding Trust 04/10/2028 1.000% 144A	350,480	345,346
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	377,889	374,505
Research-Driven Pagaya 03/25/2032 7.540% 144A	172,627	174,520
Santander Drive Auto Receivables Trust 03/15/2027 4.430%	38,201	38,192
Santander Drive Auto Receivables Trust 07/15/2027 1.350%	254,300	252,665
Santander Drive Auto Receivables Trust 09/15/2027 1.330%	662,683	656,223
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	390,000	396,533
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	600,000	638,430
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	822,445	803,478
United Auto Credit Securitization Trust 04/10/2029 10.000% 144A	600,000	291,317

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
	Veros Auto Receivables Trust 11/15/2028 7.120% 144A	$387,225	$388,437
	Veros Auto Receivables Trust 11/15/2028 8.320% 144A	1,001,000	1,032,512
	Veros Auto Receivables Trust 07/16/2029 7.230%^ 144A	1,900,000	1,913,243
	((CME Term SOFR 3 Month + 0.262%) + 1.870%)
	Volkswagen Auto Loan Enhanced Trust 03/20/2026 4.451%	1,000,000	1,000,087
	Westlake Automobile Receivable 01/15/2027 6.230% 144A	388,526	389,844
	Westlake Automobile Receivable 03/15/2027 3.490% 144A	1,487,200	1,478,287
	World Omni Select Auto Trust 03/15/2027 5.197%^	58,143	58,154
	(United States 30 Day Average SOFR + 0.850%)
			38,575,431

18.24%	MORTGAGE
	Angel Oak Mortgage Trust 01/25/2066 0.909% 144A	53,405	45,479
	Citigroup Mortgage Loan Trust 08/25/2050 2.500% 144A	62,490	53,763
	COMM Mortgage Trust 09/15/2033 6.792%^ 144A	65,000	13,023
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.597%)
	Connecticut Avenue Securities Trust 10/25/2041 7.440%^ 144A	1,000,000	1,016,560
	(United States 30 Day Average SOFR + 3.100%)
	Connecticut Avenue Securities Trust 11/25/2039 6.604%^ 144A	261,301	261,849
	(ICE LIBOR USD 1 Month + 2.150%)
	Connecticut Avenue Securities Trust 02/25/2044 6.140%^ 144A	1,100,000	1,101,591
	(United States 30 Day Average SOFR + 1.800%)
	Connecticut Avenue Securities Trust 03/25/2042 6.340%^ 144A	179,297	180,978
	(United States 30 Day Average SOFR + 2.000%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Connecticut Avenue Securities Trust 03/25/2042 7.840%^ 144A	$2,120,000	$2,197,779
((United States 30 Day Average SOFR + 0.114%) + 2.150%)
Connecticut Avenue Securities Trust 05/25/2044 5.990%^ 144A	1,100,000	1,100,689
(United States 30 Day Average SOFR + 1.650%)
Connecticut Avenue Securities Trust 07/25/2043 7.040%^ 144A	1,000,000	1,026,615
(United States 30 Day Average SOFR + 2.700%)
Connecticut Avenue Securities Trust 07/25/2044 6.040%^ 144A	1,100,000	1,100,000
(United States 30 Day Average SOFR + 1.700%)
Credit Suisse Mortgage Trust 04/25/2044 3.817%^ 144A	540,881	450,453
(SOFR Rate+0.892%)
Credit Suisse Mortgage Trust 04/25/2044 3.817% 144A	659,984	644,792
Federal Home Loan Mortgage Corp. 01/25/2034 5.990%^ 144A	52,327	52,425
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 01/25/2042 6.840%^ 144A	1,350,000	1,364,267
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 01/25/2042 5.340%^ 144A	124,816	124,504
(United States 30 Day Average SOFR + 1.000%)
Federal Home Loan Mortgage Corp. 01/25/2051 6.140%^ 144A	946,038	956,880
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 10/25/2041 5.840%^ 144A	1,135,311	1,135,662
(United States 30 Day Average SOFR + 1.500%)
Federal Home Loan Mortgage Corp. 10/25/2050 7.140%^ 144A	22,927	23,051
(United States 30 Day Average SOFR + 2.800%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 11/25/2041 6.140%^ 144A	$1,221,685	$1,226,994
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 11/25/2043 7.690%^ 144A	1,100,000	1,154,234
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 11/25/2043 6.190%^ 144A	682,837	688,379
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 6.190%^ 144A	508,950	514,039
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 12/25/2041 11.340%^ 144A	500,000	531,373
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 12/25/2050 6.340%^ 144A	495,794	500,698
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 5.640%^ 144A	176,167	176,220
(United States 30 Day Average SOFR + 1.300%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.740%^ 144A	2,600,000	2,644,741
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 03/15/2045 3.500%	48,755	48,603
Federal Home Loan Mortgage Corp. 03/25/2042 9.590%^ 144A	250,000	265,157
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 03/25/2043 6.436%^ 144A	751,179	760,962
((United States 30 Day Average SOFR + 0.114%) + 3.250%)
Federal Home Loan Mortgage Corp. 04/25/2043 6.436%^ 144A	1,176,172	1,192,131
(United States 30 Day Average SOFR + 2.100%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	$644,350	$13,329
Federal Home Loan Mortgage Corp. 05/25/2025 7.704%^	407,485	408,690
(ICE LIBOR USD 1 Month + 3.250%)
Federal Home Loan Mortgage Corp. 05/25/2042 7.690%^ 144A	1,100,000	1,142,255
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 05/25/2042 6.540%^ 144A	1,417,517	1,436,146
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2043 6.340%^ 144A	1,293,442	1,303,621
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 05/25/2044 6.040%^ 144A	1,100,000	1,097,747
(United States 30 Day Average SOFR + 1.700%)
Federal Home Loan Mortgage Corp. 05/25/2044 5.540%^ 144A	706,452	706,208
(United States 30 Day Average SOFR + 1.200%)
Federal Home Loan Mortgage Corp. 06/25/2042 7.290%^ 144A	33,108	33,780
(United States 30 Day Average SOFR + 2.950%)
Federal Home Loan Mortgage Corp. 06/25/2043 7.690%^ 144A	2,750,000	2,873,538
(United States 30 Day Average SOFR + 3.350%)
Federal Home Loan Mortgage Corp. 06/25/2043 6.340%^ 144A	1,322,888	1,328,682
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 08/25/2044 6.140%^ 144A	1,520,000	1,519,485
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 09/25/2042 6.490%^ 144A	383,111	386,415
(United States 30 Day Average SOFR + 2.150%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal Home Loan Mortgage Corporation 01/25/2042 6.190%^ 144A	$720,000	$721,800
((United States 30 Day Average SOFR + 0.114%) + 3.900%)
Federal Home Loan Mortgage Corporation 04/25/2029 8.354%^	183,908	189,991
(ICE LIBOR USD 1 Month + 3.900%)
Federal National Mortgage Assoc. 01/25/2031 8.704%^	1,000,000	1,088,231
(ICE LIBOR USD 1 Month + 4.250%)
Federal National Mortgage Assoc. 01/25/2043 6.640%^ 144A	748,646	764,079
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 10/25/2041 5.890%^ 144A	270,464	270,718
(United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 10/25/2043 5.840%^ 144A	1,220,955	1,221,918
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 11/25/2041 5.240%^ 144A	183,545	183,431
(United States 30 Day Average SOFR + 0.900%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	31,838,472	59,442
Federal National Mortgage Assoc. 12/25/2032 2.000%	95,992	89,832
Federal National Mortgage Assoc. 12/25/2041 6.240%^ 144A	684,241	690,117
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 5.990%^ 144A	2,210,000	2,215,461
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 12/25/2042 6.736%^ 144A	795,255	811,816
((United States 30 Day Average SOFR + 0.114%) + 2.800%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 02/25/2030 7.254%^	$253,015	$260,612
(ICE LIBOR USD 1 Month + 2.800%)
Federal National Mortgage Assoc. 02/25/2046 0.164%	18,082,601	58,425
Federal National Mortgage Assoc. 02/25/2047 0.114%^	22,038,641	53,466
((United States 30 Day Average SOFR + 0.114%) + 4.250%)
Federal National Mortgage Assoc. 03/25/2042 6.440%^ 144A	564,802	573,221
(United States 30 Day Average SOFR + 2.100%)
Federal National Mortgage Assoc. 04/25/2042 6.240%^ 144A	665,388	668,031
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 04/25/2043 6.840%^ 144A	1,241,797	1,258,102
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 05/25/2025 8.454%^	121,221	121,774
(ICE LIBOR USD 1 Month + 4.000%)
Federal National Mortgage Assoc. 05/25/2042 7.090%^ 144A	849,242	867,137
((United States 30 Day Average SOFR + 0.114%) + 4.000%)
Federal National Mortgage Assoc. 06/25/2042 7.286%^ 144A	580,102	598,371
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 06/25/2043 6.236%^ 144A	449,542	452,874
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2042 7.940%^ 144A	2,980,000	3,105,932
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 6.890%^ 144A	1,147,884	1,175,946
(United States 30 Day Average SOFR + 2.550%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Federal National Mortgage Assoc. 07/25/2043 6.040%^ 144A	$1,017,457	$1,020,400
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 08/25/2028 11.404%^	320,028	332,159
(ICE LIBOR USD 1 Month + 6.950%)
Federal National Mortgage Assoc. 08/25/2028 11.204%^	49,842	51,858
((United States 30 Day Average SOFR + 0.114%) + 6.950%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	489,996	71,264
Federal National Mortgage Assoc. 09/25/2042 6.836%^ 144A	357,464	362,716
(United States 30 Day Average SOFR + 2.500%)
GCAT Trust 08/25/2066 1.915% 144A	120,862	111,360
Government National Mortgage Assoc. 11/20/2051 3.000%	9,625,079	1,680,991
ICG US CLO Ltd. 01/15/2031 6.364%^	530,000	532,014
(ICE LIBOR USD 3 Month + 1.800%)
JP Morgan Mortgage Trust 01/25/2051 3.000% 144A	32,572	32,333
JP Morgan Mortgage Trust 10/25/2029 2.681% 144A	45,988	44,835
JP Morgan Mortgage Trust 05/25/2050 3.500% 144A	38,901	35,057
Mill City Mortgage Trust 04/25/2066 3.500% 144A	510,042	498,497
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	211,505	205,387
Ocwen Loan Investment Trust 02/25/2037 3.000% 144A	500,000	438,414
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	766,797	626,478
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	550,000	552,093
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	260,000	261,977
Saluda Grade Alternative Mortgage Trust 06/01/2053 7.162% 144A	578,149	588,666
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	103,594	101,456

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
	Velocity Commercial Capital 11/25/2053 7.670% 144A	$198,088	$204,844
	Verus Securitization Trust 11/25/2059 3.192% 144A	178,982	177,361
	Winston Salem, NC Limited Obligation 01/20/2046 3.780% 144A	145,573	138,659
	X-Caliber Funding LLC 11/01/2024 7.580%^ 144A	1,200,000	1,199,970
	(CME Term SOFR 1 Month + 3.250%)
	X-Caliber Funding LLC 09/15/2028 12.000% 144A	550,000	558,241
			62,131,544

8.51%	OTHER
	Affirm Asset Securitization Trust 11/16/2026 1.170% 144A	2,769	2,754
	Affirm Asset Securitization Trust 05/15/2029 6.270% 144A	232,118	232,474
	Allegro CLO Ltd. 01/19/2033 6.193%^ 144A	530,000	527,668
	(CME Term SOFR 3 Month + 1.900%)
	Aqua Finance Trust 07/17/2046 1.900% 144A	210,223	194,359
	Atlas Senior Loan Fund 04/22/2031 6.152%^ 144A	559,000	560,174
	(ICE LIBOR USD 3 Month + 1.600%)
	Ballyrock CLO 14 Ltd. 07/20/2037 5.293%^ 144A	875,000	872,025
	(CME Term SOFR 3 Month + 1.000%)
	Benefit Street Partners CLO Ltd. 07/15/2037 5.482%^ 144A	954,000	950,566
	(SOFR Rate+2.714%)
	Bluemountain CLO 10/20/2030 6.155%^ 144A	520,000	521,664
	(ICE LIBOR USD 3 Month + 1.600%)
	CoreVest American Finance Trust 10/15/2054 2.911% 144A	1,040,000	965,716
	Crossroads Asset Trusts 08/20/2030 5.900% 144A	228,325	231,300
	Crown City CLO 07/15/2037 5.352%^ 144A	1,285,714	1,282,500
	(CME Term SOFR 3 Month + 1.050%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

	Principal	Value
Generate CLO 4 07/20/2037 5.293%^ 144A	$1,312,500	$1,308,694
(ICE LIBOR USD 3 Month +3.598%)
Generate CLO 5 Ltd. 07/22/2037 5.340%^ 144A	2,800,000	2,790,200
(CME Term SOFR 3 Month + 1.050%)
Goldentree Loan Management LP 07/20/2037 5.193%^ 144A	1,093,750	1,093,094
(CME Term SOFR 3 Month + 0.900%)
Halcyon Loan Advisors Funding 07/21/2031 6.355%^ 144A	1,033,000	1,039,715
(ICE LIBOR USD 3 Month + 1.800%)
Harvest SBA Loan Trust 06/25/2047 6.800%^ 144A	402,149	400,138
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Jamestown CLO 04/20/2032 6.143%^ 144A	520,000	523,120
(CME Term SOFR 3 Month + 1.850%)
Libra Solutions LLC 02/15/2035 7.000% 144A	59,647	59,660
M&T Equipment LLC 07/15/2030 5.740% 144A	460,000	463,629
M&T Equipment Notes 07/15/2030 6.090% 144A	496,536	497,055
NGC Ltd. 04/20/2038 1.000%^ 144A	1,120,000	1,116,752
(CME Term SOFR 3 Month + 1.200%)
OZLM XVIII Ltd. 04/15/2031 5.584%^ 144A	819,010	818,519
(ICE LIBOR USD 3 Month + 1.020%)
Pagaya AI Debt Selection Trust 01/25/2029 3.000%^ 144A	3,843	3,800
((CME Term SOFR 3 Month + 0.262%) + 1.020%)
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	549,795	559,094
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	550,000	549,789
Polus Capital Management 10/20/2037 5.711%^ 144A	1,100,000	1,097,910
(CME Term SOFR 3 Month + 1.250%)
Saratoga Investment Corp. 04/20/2033 6.355%^ 144A	550,000	549,010
(ICE LIBOR USD 3 Month + 1.800%)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
	SCF Equipment Trust LLC 07/20/2032 5.260% 144A	$500,000	$490,114
	Seashine Holding, LLC 05/20/2025 6.000% 144A	667,539	664,589
	Shackleton 2017-XI CLO Ltd. 08/15/2030 6.735%^ 144A	1,002,000	1,012,020
	(ICE LIBOR USD 3 Month + 2.150%)
	SMB Private Education Loan Trust 09/15/2037 2.230%^ 144A	744,939	717,268
	((CME Term SOFR 3 Month + 0.262%) + 2.150%)
	Sotheby’s Artfi Master Trust 12/22/2031 5.805%^ 144A	520,000	521,404
	(CME Term SOFR 3 Month + 1.500%)
	Sound Point CLO V-R Ltd. 07/18/2031 6.305%^ 144A	530,000	532,491
	(ICE LIBOR USD 3 Month + 1.750%)
	TCW CLO 2019-1 AMR Ltd. 08/16/2034 5.463%^ 144A	146,667	146,520
	(ICE LIBOR USD 3 Month + 1.000%)
	Trinity Rail Leasing LP 10/18/2049 2.390% 144A	137,212	134,659
	Upstart Securitization Trust 06/20/2033 7.920% 144A	550,000	559,077
	Venture CDO Ltd. 10/20/2034 5.745%^ 144A	560,000	555,128
	(CME Term SOFR 3 Month + 1.450%)
	Venture CDO Ltd. 07/15/2032 6.434%^ 144A	1,100,000	1,097,800
	(ICE LIBOR USD 3 Month + 1.870%)
	Voya CLO Ltd. 10/15/2037 5.502%^ 144A	1,375,000	1,370,875
	(CME Term SOFR 3 Month + 1.200%)
	Voya CLO Ltd. 10/18/2031 6.251%^ 144A	901,310	905,186
	(ICE LIBOR USD 3 Month + 1.700%)
	Zais CLO 11 Ltd. 01/20/2032 6.083%^ 144A	530,000	531,802
	(CME Term SOFR 3 Month + 1.790%)
	Zais Matrix CDO I 04/15/2032 6.302%^ 144A	520,000	524,524
	(CME Term SOFR 3 Month + 2.000%)
			28,974,836

38.08%	TOTAL ASSET BACKED BONDS		129,681,811
	(Cost: $130,278,072)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
7.81%	CORPORATE BONDS
0.87%	Consumer Discretionary:
	BorgWarner, Inc. 02/15/2029 7.125%^	$600,000	$650,026
	((CME Term SOFR 3 Month + 0.262%) + 1.600%)
	General Motors Financial Co. Perpetual 5.750%	500,000	472,944
	Hasbro, Inc. 07/15/2028 6.600%	798,000	841,536
	Toll Bros Finance Corp. 03/15/2027 4.875%	1,000,000	1,000,202
			2,964,708

0.48%	Consumer Staples:
	AMN Healthcare, Inc. 10/01/2027 4.625% 144A	110,000	105,736
	Cargill, Inc. 04/22/2025 3.500% 144A	500,000	499,652
	HCA, Inc. 09/15/2025 7.580%	817,000	826,052
	PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	110,000	106,596
	Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%^	100,000	98,443
	((CME Term SOFR 3 Month + 0.262%) + 1.000%)
			1,636,479

1.71%	Energy:
	Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	550,000	576,336
	Cheniere Energy, Inc. 10/15/2028 4.625%	500,000	494,650
	Energen Corp. 02/15/2028 7.125%	525,000	551,768
	Energy Transfer LP Perpetual 6.625%	600,000	591,912
	Occidental Petroleum Corp. 09/01/2025 5.875%	1,313,000	1,315,048
	Phillips 66 Partners LP 03/01/2028 3.750%	540,000	511,305
	Targa Resources Partners LP 03/01/2030 5.500%	500,000	504,660
	TransCanada Pipelines Ltd. 06/15/2029 7.700%	1,150,000	1,270,894
			5,816,573

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
3.15%	Financials:
	Bank of America Corp. Perpetual 4.375%	$125,000	$121,828
	Banque Federative du Credit Mutuel 10/04/2026 1.604%^ 144A	2,000,000	1,915,432
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.760%)
	Barclays plc 05/07/2026 2.852%	250,000	249,475
	Citigroup, Inc. Perpetual 4.000%	500,000	492,230
	Credit Agricole SA 01/26/2027 1.247% 144A	2,000,000	1,945,170
	EPR Properties 04/15/2028 4.950%^	220,000	217,865
	(ICE LIBOR USD 3 Month +4.155%)
	First Citizens Bancshare Perpetual 8.533%	1,000,000	1,028,339
	The Goldman Sachs Group, Inc Perpetual 3.650%^	500,000	485,235
	(CME Term SOFR 3 Month + 1.140%)
	ING Groep NV 03/29/2027 3.950%^	2,000,000	1,976,920
	((CME Term SOFR 3 Month + 0.262%) + 1.800%)
	SBL Holdings, Inc. 11/13/2026 5.125%^ 144A	600,000	593,418
	((CME Term SOFR 3 Month + 0.262%) + 1.800%)
	Societe Generale SA 11/24/2025 4.750% 144A	250,000	249,062
	Synchrony Bank 08/22/2025 5.400%	600,000	600,811
	Transamerica Capital II 12/01/2026 7.650% 144A	825,000	847,141
			10,722,926

0.75%	Industrials:
	Can-Pack SA/Canpack US LLC 11/01/2025 3.125% 144A	500,000	488,880
	Hubbell, Inc. 08/15/2027 3.150%	1,079,000	1,045,024
	Timken Co. 12/15/2028 4.500%^	500,000	495,703
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.915%)
	Timken Co. 05/08/2028 6.875%	480,000	506,361
			2,535,968

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Principal	Value
0.55%	Materials:
	Domtar Corp. 10/01/2028 6.750% 144A	$100,000	$90,680
	Reliance, Inc. 08/15/2025 1.300%	1,000,000	986,536
	Steel Dynamics, Inc. 12/15/2026 5.000%^	813,000	811,832
	((CME Term SOFR 3 Month + 0.262%) + 1.750%)
			1,889,048

0.30%	Utilities:
	Washington Gas Light Co. 10/09/2026 6.820%^	1,000,000	1,023,503
	((CME Term SOFR 3 Month + 0.261%) + 1.700%)
			1,023,503

7.81%	TOTAL CORPORATE BONDS		26,589,205
	(Cost: $26,572,748)

52.18%	TREASURY NOTES
	US Treasury 05/31/2026 4.875%	10,000,000	10,094,140
	US Treasury 06/30/2026 4.625%	4,000,000	4,029,688
	US Treasury 08/31/2026 3.750%	62,902,500	62,710,836
	US Treasury 01/15/2027 4.000%	21,000,000	21,022,155
	US Treasury 01/31/2027 1.500%	1,107,000	1,059,952
	US Treasury 06/12/2025 0.042%(B)	22,007,000	21,822,581
	US Treasury 07/15/2027 4.375%	10,000,000	10,103,520
	US Treasury 01/15/2026 2.000%	1,575,480	1,591,451
	US Treasury 11/30/2028 4.375%	5,100,000	5,179,290
	US Treasury 12/15/2027 4.000%	1,655,600	1,660,451
	US Treasury 02/15/2027 4.125%	4,000,000	4,014,376
	US Treasury 01/31/2026 4.250%	525,000	525,545
	US Treasury 10/15/2028 2.375%	8,167,200	8,508,393
	US Treasury 02/28/2027 4.125%	5,600,000	5,621,218
	US Treasury 05/31/2025 4.250%	5,000,000	5,000,145
	US Treasury 09/30/2026 3.500%	317,000	314,895
	US Treasury 11/30/2026 4.250%	714,700	718,134
	US Treasury 12/31/2026 4.250%	5,312,000	5,339,389
	US Treasury 11/15/2027 4.125%	3,305,800	3,324,782
	US Treasury 12/15/2026 4.375%	5,000,000	5,035,155

52.18%	TOTAL TREASURY NOTES		177,676,096
	(Cost: $177,456,521)

98.07%	TOTAL DEBT SECURITIES		333,947,112
	(Cost: $334,307,341)

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments - continuedMarch 31, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
1.42%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 4.21%(C)	4,826,519	$4,826,519
	(Cost: $4,826,519)

99.49%	TOTAL INVESTMENTS
	(Cost: $339,133,887)		338,773,658
0.51%	Other assets, net of liabilities		1,743,253
100.00%	NET ASSETS		$ 340,516,911

^Rate is determined periodically. Rate shown is the rate as of March 31, 2025.

(A)Less than 0.005%.

(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of March 31, 2025.

(C)Effective 7 day yield as of March 31, 2025.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $119,217,922 and is 35.02% of the Fund’s net assets.

ICE LIBOR - Interncontinental Exchange London Interbank Offered Rate.

SOFR - Secured Overnight Financing Rate.

SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Description	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
	222	2YR US NOTE	6/30/25	$45,708,028	$45,992,156	$284,128
	374	5YR US NOTE	6/30/25	40,386,697	40,450,438	63,741

0.10%	TOTAL FUTURES CONTRACTS			$86,094,725	$86,442,594	$347,869

FINANCIAL STATEMENTS | March 31, 2025

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Assets and LiabilitiesMarch 31, 2025 (unaudited)

	Core Bond	Limited Term Income Fund
ASSETS
Investments at value(1) (Note 1)	$269,083,541	$338,773,658
Cash held at broker	864,544	749,144
Unrealized appreciation of open futures contracts	163,794	347,869
Receivable for capital stock sold	132,020	385,170
Interest receivable	1,815,872	1,835,833
Prepaid expenses	40,619	49,625
TOTAL ASSETS	272,100,390	342,141,299

LIABILITIES
Payable for capital stock redeemed	234,095	241,057
Payable for securities purchased	880,000	1,278,094
Accrued net advisory fees	50,229	89,362
Accrued accounting, administration and transfer agent fees	16,128	13,957
Other accrued expenses	2,045	1,918
TOTAL LIABILITIES	1,182,497	1,624,388
NET ASSETS	$270,917,893	$340,516,911

Net Assets Consist of:
Paid-in capital	$289,222,984	$345,612,678
Distributable earnings (accumulated deficits)	(18,305,091)	(5,095,767)
Net Assets	$270,917,893	$340,516,911

NET ASSET VALUE PER SHARE
Net Assets	$270,917,893	$340,516,911
Shares Outstanding	30,352,730	34,961,286
Net Asset Value and Offering Price Per Share	$8.93	$9.74

(1)Identified cost of:	$278,694,943	$339,133,887

FINANCIAL STATEMENTS | March 31, 2025

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of OperationsSix Months Ended March 31, 2025 (unaudited)

	Core Bond Fund	Limited Term Income Fund
INVESTMENT INCOME
Interest	$6,420,307	$8,178,464
Total investment income	6,420,307	8,178,464

EXPENSES
Advisory fees (Note 2)	476,711	731,811
Recordkeeping and administrative services (Note 2)	45,973	56,424
Accounting fees (Note 2)	30,782	37,908
Custody fees	12,982	14,282
Transfer agent fees (Note 2)	7,182	8,099
Professional fees	21,185	23,234
Filing and registration fees	13,461	17,866
Trustee fees (Note 2)	6,769	8,277
Compliance fees (Note 2)	3,603	4,620
Shareholder reports	14,825	16,507
Insurance	2,149	2,317
Other	18,678	20,214
Total expenses	654,300	941,559
Advisory fee waivers (Note 2)	(177,589)	(209,749)
Net expenses	476,711	731,810
Net investment income (loss)	5,943,596	7,446,654

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(182,492)	23,036
Net realized gain (loss) on long futures contracts	(538,166)	(494,865)
Net realized gain (loss) on written futures contracts	(245,644)	(335,864)
Net realized gain (loss) of investments and futures contracts	(966,302)	(807,693)

Net change in unrealized appreciation (depreciation) of investments	(5,469,195)	(1,127,536)
Net change in unrealized appreciation (depreciation) of long futures contracts	118,956	263,986
Net change in unrealized appreciation (depreciation) of investments and long futures contracts	(5,350,239)	(863,550)

Net realized and unrealized gain (loss) on investments and futures contracts	(6,316,541)	(1,671,243)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(372,945)	$5,775,411

FINANCIAL STATEMENTS | March 31, 2025

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT FUNDS

Statements of Changes in Net Assets

	Core Bond Fund		Limited Term Income Fund
	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (unaudited)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$5,943,596	$10,504,759	$7,446,654	$12,807,515
Net realized gain (loss) on investments and futures contracts	(966,302)	15,861	(807,693)	(283,329)
Net change in unrealized appreciation (depreciation)of investments and futures contracts	(5,350,239)	12,997,075	(863,550)	5,822,645
Increase (decrease) in net assets from operations	(372,945)	23,517,695	5,775,411	18,346,831

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(6,315,374)	(10,342,200)	(8,826,285)	(12,296,617)
Decrease in net assets from distributions	(6,315,374)	(10,342,200)	(8,826,285)	(12,296,617)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	30,165,448	89,271,074	35,785,036	94,149,478
Distributions reinvested	192,791	275,248	960,110	547,012
Shares redeemed	(26,196,942)	(14,980,675)	(23,416,585)	(28,735,209)
Increase (decrease) in net assets from capital stock transactions	4,161,297	74,565,647	13,328,561	65,961,281

NET ASSETS
Increase (decrease) during period	(2,527,022)	87,741,142	10,277,687	72,011,495
Beginning of period	273,444,915	185,703,773	330,239,224	258,227,729

End of period	$270,917,893	$273,444,915	$340,516,911	$330,239,224

FINANCIAL STATEMENTS | March 31, 2025

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended March 31, 2025 (unaudited)	Years Ended September 30,		December 1, 2021(2) through September 30, 2022
		2024	2023
Net asset value, beginning of period	$9.15	$8.64	$8.74	$10.00
Investment activities
Net investment income (loss)(1)	0.20	0.41	0.35	0.19
Net realized and unrealized gain (loss)on investments and futures contracts	(0.21)	0.50	(0.12)	(1.29)
Total from investment activities	(0.01)	0.91	0.23	(1.10)
Distributions
Net investment income	(0.21)	(0.40)	(0.33)	(0.16)
Total distributions	(0.21)	(0.40)	(0.33)	(0.16)
Net asset value, end of period	$8.93	$9.15	$8.64	$8.74

Total Return(3)	(0.04%)	10.74%	2.65%	(11.10%)

Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	0.49%	0.51%	0.55%	0.54%
Expenses, net of waiver or recovery (Note 2)	0.36%	0.36%	0.36%	0.41%
Net investment income (loss)	4.49%	4.60%	3.90%	2.41%
Portfolio turnover rate(5)	8.89%	31.66%	36.96%	85.91%
Net assets, end of period (000’s)	$270,918	$273,445	$185,704	$174,135

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated and has not been annualized.

FINANCIAL STATEMENTS | March 31, 2025

See Notes to Financial Statements

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended March 31, 2025 (unaudited)	Years Ended September 30,		December 1, 2021(2) through September 30, 2022
		2024	2023
Net asset value, beginning of period	$9.83	$9.61	$9.52	$10.00
Investment activities
Net investment income (loss)(1)	0.22	0.47	0.38	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	(0.05)	0.20	0.07	(0.51)
Total from investment activities	0.17	0.67	0.45	(0.37)
Distributions
Net investment income	(0.26)	(0.45)	(0.36)	(0.11)
Total distributions	(0.26)	(0.45)	(0.36)	(0.11)
Net asset value, end of period	$9.74	$9.83	$9.61	$9.52

Total Return(3)	1.73%	7.14%	4.84%	(3.68%)

Ratios/Supplemental Data
Ratio to average net assets(4)
Expenses, gross	0.57%	0.58%	0.63%	0.61%
Expenses, net of waiver or recovery (Note 2)	0.44%	0.44%	0.44%	0.49%
Net investment income (loss)	4.48%	4.85%	3.96%	1.77%
Portfolio turnover rate(5)	18.35%	80.08%	97.87%	122.59%
Net assets, end of period (000’s)	$340,517	$330,239	$258,228	$243,470

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated and has not been annualized.

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial StatementsMarch 31, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds offer Class A, Investor Class, Institutional Class and Founders Class shares. As of March 31, 2025, neither Fund had Class A, Investor Class or Institutional Class shares outstanding. Each Fund’s Founders Class commenced operations on December 1, 2021.

The investment objective of the Curasset Capital Management Core Bond Fund (the “Core Bond Fund”) is to provide total return, comprised of income and capital appreciation.

The investment objective of the Curasset Capital Management Limited Term Income Fund (the “Limited Term Income Fund”) is to seek income.

The Funds are deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Funds are used by Curasset Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. The Funds and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments at current market value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The FASB has issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, to increase comparability of financial information for entities that hold equity securities with contractual restrictions prohibiting the sale of the securities. Currently, there is diversity in practice on the application of a discount to measure fair value when securities have such contractual restrictions. The ASU provides clarity related to this matter. The ASU also adds disclosure requirements related to contractual sale restrictions.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAVs are calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Bond Fund
Assets:
Exchange Traded Funds	$27	$—	$—	$27
Asset Backed Bonds	—	87,386,020	—	87,386,020
Corporate Bonds	—	51,822,625	—	51,822,625
Treasury Notes	—	114,818,922	—	114,818,922
Money Market Fund	15,055,947	—	—	15,055,947
	$15,055,974	$254,027,567	$—	$269,083,541
Other Financial Instruments:
Futures Contracts*	$163,794	—	—	$163,794
	$163,794	—	—	$163,794

Limited Term Income Fund
Assets:
Exchange Traded Funds	$27	$—	$—	$27
Asset Backed Bonds	—	129,681,811	—	129,681,811
Corporate Bonds	—	26,589,205	—	26,589,205
Treasury Notes	—	177,676,096		177,676,096
Money Market Fund	4,826,519	—	—	4,826,519
	$4,826,546	$333,947,112	$—	$338,773,658

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Other Financial Instruments:
Futures Contracts*	$347,869	$—	$—	$347,869
	$347,869	$—	$—	$347,869

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to the Funds’ Schedule of Investments for a listing of the securities by security type and sector.

The Funds held no Level 3 securities at any time during the six months ended March 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2025, there were no such reclassifications.

Mortgage-Related Securities

The Funds can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. Mortgage-related securities issued by private issuers are not U.S. government securities and are subject to greater credit risks than mortgage related securities that are U.S. government securities. Credit risk is greater for mortgage related securities that are not directly or indirectly guaranteed by a U.S. government-sponsored enterprise (“GSE”) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks). However, GSEs are not guaranteed by the U.S. Treasury and in the event that a GSE cannot meet its obligations, there can be no assurance that the U.S. government will provide support. Certain purchases of agency or GSE-guaranteed mortgage-backed securities

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

are forward transactions (called “to-be-announced” or “TBA” transactions) that can settle a month or more after the trade date. If the counterparty to a TBA transaction does not perform its obligation to deliver the specified mortgage-backed securities, the Funds could be required to replace those securities at a higher price. During the settlement period, the Funds will bear the risk of any decline in the value of the security to be delivered. For either purchase or sale transactions, the Funds may choose to extend the settlement through a “dollar roll” transaction in which it sells its current TBA security to a dealer while simultaneously agreeing to buy a TBA security with similar characteristics with a later settlement date. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Funds may be less favorable than the security delivered to the dealer.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. The Funds are subject to the requirements of Rule 18f-4 under the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives. The following are the derivatives held by each fund on March 31, 2025:

Fund	Derivative	Value Asset Derivatives
Core Bond Fund	Futures Contracts	$163,794*

Limited Term Income Fund	Futures Contracts	$347,869*

*Statements of Assets and Liabilities location: Unrealized appreciation of open futures contracts.

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity risk for the six months ended March 31, 2025, are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Core Bond Fund	Long Futures Contracts	$(538,166)	$118,956
	Written Futures Contracts	(245,644)	—
		$(783,810)	$118,956

Limited Term Income Fund	Long Futures Contracts	$(494,865)	$263,986
	Written Futures Contracts	(335,864)	—
		$(830,729)	$263,986

*Statements of Operations location: Net realized gain (loss) on futures contracts.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of futures contracts.

The following indicates the average monthly volume for the six months ended March 31, 2025 are as follows:

Fund	Derivative	Average Monthly Notional Value
Core Bond Fund	Long Futures Contracts	$40,312,898
Core Bond Fund	Written Futures Contracts	(1,111,520)
Limited Term Income Fund	Long Futures Contracts	63,282,850
Limited Term Income Fund	Written Futures Contracts	(1,338,653)

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreements between the Trust and the Advisor, the Advisor provides investment advisory services to the Funds for an investment management fee equal to 0.36% and 0.44% of the daily net assets of the Core Bond Fund and the Limited Term Income Fund, respectively.

The Advisor earned and waived advisory fees for the six months ended March 31, 2025, as follows:

Fund	Investment Advisory Fee Earned	Investment Advisory Fee Waived
Core Bond Fund	$476,711	$177,589
Limited Term Income Fund	731,811	209,749

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until January 31, 2026 to keep Total Annual Fund Operating Expenses (exclusive of interest, distribution and service fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) from exceeding 0.36% of the daily net assets with respect to the Core Bond Fund’s Founders Class shares and 0.44% of the daily net assets with respect to the Limited Term Income Fund’s Founders Class shares. The advisor has also entered into an expense limitation agreement with the Trust to reduce fees and/or reimburse expenses with respect to each of the Fund’s Class A shares, Investor Class shares and Institutional Class shares. The Trust and the Advisor may terminate this limitation expense agreement prior to January 31, 2026 only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the applicable Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable fee waivers and expense reimbursements for the Funds as of March 31, 2025, and expiration dates are as follows:

	Recoverable Fee Waivers and Expense Reimbursements and Expiration Dates
Fund	2025	2026	2027	2028	Total
Core Bond Fund	$171,866	$357,112	$348,533	$177,589	$1,055,100
Limited Term Income Fund	211,297	479,283	382,652	209,749	1,282,981

The Funds have adopted a Distribution and Service Plan Pursuant to Rule 12b-1 (the “12b-1 Plan”) for the Class A and Investor Class shares. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid pursuant to the 12b-1 plan by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A and Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, and it therefore may be used to pay for certain expenditures related to financing distribution-related activities for each of the Funds.

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

The Funds have adopted a shareholder services plan with respect to their Class A, Investor and Institutional Class Shares. Under the shareholder services plan, the Funds may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

No fees were incurred by the Funds under the 12b-1 Plan or shareholder services plan during the six months ended March 31, 2025.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended March 31, 2025, the following fees were incurred by each Fund to CFS:

Fund	Administration	Transfer Agent	Fund Accounting
Core Bond Fund	$45,973	$7,182	$30,782
Limited Term Income Fund	56,424	8,099	37,908

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the six months ended March 31, 2025, Watermark received $3,603 and $4,620 in fees incurred by the Core Bond Fund and the Limited Term Income Fund, respectively.

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities, other than short-term securities and US Government securities for the six months ended March 31, 2025, were as follows:

	Purchases	Sales
Core Bond Fund
Exchange Traded Funds	$27	$—
Asset Backed Bonds	5,921,402	13,376,313
Corporate Bonds	1,929,462	13,980,551
	$7,850,861	$27,356,864

Limited Term Income Fund
Exchange Traded Funds	$27	$—
Asset Backed Bonds	14,846,416	35,094,917
Corporate bonds	—	18,808,301
	$14,846,443	$53,903,218

The costs of purchases and the proceeds of sales of Government securities for the six months ended March 31, 2025, were as follows:

	Purchases	Sales
Corporate Bond Fund	$33,800,345	$22,485,062
Limited Term Income Fund	39,554,537	8,205,220

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

The tax character of distributions paid during the six months ended March 31, 2025, and the year ended September 30, 2024, were as follows:

Six Months Ended March 31, 2025
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$6,315,374	$8,826,285

Year Ended September 30, 2024
	Core Bond Fund	Limited Term Income Fund
Distributions paid from:
Ordinary income	$10,342,200	$12,296,617

As of March 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Core Bond Fund	Limited Term Income Fund
Accumulated net investment income (loss)	$73,206	$(372,719)
Other accumulated losses	(8,930,689)	(4,710,688)
Net unrealized appreciation (depreciation) on Investments and long futures contracts	(9,447,608)	(12,360)
	$(18,305,091)	$(5,095,767)

As of March 31, 2025, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core Bond Fund	$278,694,943	$1,684,332	$(11,131,940)	$(9,447,608)
Limited Term Income Fund	339,133,887	2,126,556	(2,138,916)	(12,360)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

Six Months Ended March 31, 2025
	Core Bond Fund	Limited Term Income Fund
Shares sold	3,396,027	3,666,645
Shares reinvested	21,774	98,730
Shares redeemed	(2,942,858)	(2,402,226)
Net increase (decrease)	474,943	1,363,149

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Notes to Financial Statements - continuedMarch 31, 2025 (unaudited)

Year Ended September 30, 2024
	Core Bond Fund	Limited Term Income Fund
Shares sold	10,033,273	9,629,018
Shares reinvested	30,957	56,155
Shares redeemed	(1,688,866)	(2,970,756)
Net increase (decrease)	8,375,364	6,714,417

NOTE 6 – RISKS OF INVESTING IN THE FUND

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items that require disclosure.

FINANCIAL STATEMENTS | March 31, 2025

CURASSET CAPITAL MANAGEMENT FUNDS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 which includes remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 6, 2025

* Print the name and title of each signing officer under his or her signature.